Organization and Principal Activities	12 Months Ended
Dec. 31, 2021
Organization Consolidation and Presentation of Financial Statements [Abstract]
ORGANIZATION AND PRINCIPAL ACTIVITIES
1.	ORGANIZATION AND PRINCIPAL ACTIVITIES

Roan Holdings Group Co., Ltd. (formerly known as China Lending Corporation or DT Asia Investments Limited) (“Roan”, or the “Company”) is a holding company incorporated on April 8, 2014, under the laws of the British Virgin Islands. On November 27, 2019, the BVI Registrar of Corporate Affairs approved the Company’s name change to Roan Holdings Group Co., Ltd., and on January 8, 2020, the Financial Industry Regulatory Authority (“FINRA”) accepted the Company’s request for the following changes on the Over the Counter Bulletin Board (“OTCBB”): 1) the name change from China Lending Corporation to Roan Holdings Group Co., Ltd., and 2) the ticker symbol change from “CLDOF” to “RAHGF” for its ordinary shares and from “CLDCF” to “RONWF” for its warrants. The new CUSIPS of the Company’s ordinary shares and warrants are G7606D 115 and G7606D 107, respectively.

On December 30, 2019, the Company set up Fortis Industrial Group Limited (former name “Fortis Health Industrial Group Limited”) in Hong Kong, which was a holding company and did not commence operation as of December 31, 2019.

On February 28, 2020, a new wholly-owned subsidiary, Ningbo Zeshi Insurance Technology Co., Ltd. (“Zeshi Insurance”), was incorporated under the laws of the PRC. Its principal business is providing insurance technology services and related services.

On March 3, 2020, a new wholly-owned subsidiary, Zeshi (Hangzhou) Health Management Co., Ltd. (“Zeshi Health”), was incorporated under the laws of the PRC. Zeshi Health provides services in health management, health big data management and blockchain technology-based health information management.

Incorporation of joint ventures

On August 2, 2021, the Company set up a joint venture company, Yijia Travel (Hangzhou) Digital Technology Co. Ltd. (易佳行旅（杭州）数字科技有限公司) (“Yijia Travel”), to develop business travel services. The Company and its business partner, Shuzhiyun Holdings (Beijing) Co., Ltd. (“Shuzhiyun”), hold 35% and 30% of the equity in the joint venture, respectively.

On November 8, 2021, the Company set up a joint venture company, FINE C+ Digital Technology (Hangzhou) Limited (乐享未来数字科技（杭州）有限公司) (“FINE C+ Digital”) to offer lifestyle consumer services including cross-platform clearing and settlement services for consumer reward rights and interests. The Company and its s business partner, Shuzhiyu hold 45% and 30% of the equity in the joint venture, respectively.

On October 14, 2021, the Company’s subsidiary, Yifu Health Industry (Ningbo) Co., Ltd. (“Yi Fu”) set up a joint venture company, FINE C+ Health (Hangzhou) Technology Limited (乐享未来健康科技（杭州）有限公司) (“FINE C+ Health”), to provide online medical consultation and traditional Chinese medicine. Yi fu and the business partner of the Company, Shuzhiyun, hold 40% and 30% of the equity in the joint venture, respectively.

As of the date of this report, none of above investments in joint ventures had been paid.

Disposition of Feng Hui Ding Xin (Beijing) Financial Consulting Co., Ltd. (“Ding Xin”) in fiscal year 2020 and China Roan Industrial-Financial Holdings Group Co., Ltd. (“Roan HK”) in fiscal year 2021.

On September 30, 2020, the Company entered into an agreement (the “Agreement”) with Urumqi Fengxunhui Management Consulting Co., Ltd (“Fengxunhui”) pursuant to which Fengxunhui acquired a 100% equity interest in Ding Xin with a consideration of $15,325 (RMB100,000). Upon closing of the disposition, the Company released all equity interests to Fengxunhui’s shareholders.

On September 30, 2021, the Company sold 100% of the equity interest it held in China Roan Industrial-Financial Holdings Group Co., Ltd. (“Roan HK”), a holding company that has no business operations, to Yuanjia Asset Management Co., Ltd., a BVI company (“Yuanjia”), for a total of approximately $282 (HK$2,200). The net assets of Roan HK were negative $492,495 as of September 30, 2021, resulting in a gain on deconsolidation of $492,777 and other comprehensive loss of $2,494. Roan HK’s subsidiary, Jing Kai was disposed at the same time.

As of December 31, 2021, the Company was mainly engaged in financial guarantee services, debt collection services and financial consulting services through the subsidiaries Lixin Cayman and Adrie.

ROAN HOLDINGS GROUP CO., LTD.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

The accompanying consolidated financial statements reflect the activities of the Company and its subsidiaries as follows:

Name	Background	Ownership
Adrie Global Holdings Limited (“Adrie”)	● A BVI company ● Incorporated on November 19, 2014 ● A holding company	100% owned by Roan
China Roan Industrial-Financial Holdings Group Co., Limited (“Roan HK”)	● A Hong Kong company ● Incorporated on February 11, 2015 ● A holding company ● Formerly known as China Feng Hui Financial Holding Group Co., Limited ● Disposed in September 30, 2021.	100% owned by Adrie
Fortis Industrial Group Limited (“FIG”)	● A Hong Kong company ● Incorporated on December 30, 2019 ● A holding company ● Formerly known as “Fortis Health Industrial Group Limited”	100% owned by Adrie
Xinjiang Feng Hui Jing Kai Direct Lending Limited (“Jing Kai”)	● A PRC company and deemed a wholly foreign owned enterprise ● Incorporated on May 14, 2015 ● Registered capital of $18 million ● A holding company ● Disposed in September 30, 2021 with Roan HK.	100% owned by Roan HK
Yifu Health Industry (Ningbo) Co., Ltd. (“Yi Fu”)	● A PRC company ● Incorporated on December 19, 2016 ● Registered capital of $30 million ● Planning for financial lease services ● Formerly known as Ningbo Ding Tai Financial Leasing Co., Limited.	100% owned by FIG
Zeshi (Hangzhou) Health Management Co., Ltd. (“Zeshi Health”)

●    A PRC company

●    Incorporated on March 3, 2020

●    Registered capital of RMB 5 million

●    Engaged in providing services in health management, health big data management and blockchain technology-based health information management.

100% indirectly owned by FIG
Ningbo Zeshi Insurance Technology Co. (“Zeshi Insurance”)	● A PRC company ● Incorporated on February 28, 2020 ● Registered capital of RMB 5 million ● Engaged in insurance technology services and related services.	100% indirectly owned by FIG
Hangzhou Zeshi Investment Partnership (Limited Partnership) (“Hangzhou Zeshi”)

●    A PRC limited liability partnership

●    Incorporated on December 21, 2017

●    Acquired on November 29, 2019

●    Registered capital of $7,750,878 (RMB 51 million)

●    Engaged in business factoring program, financing products design, related corporate financing solutions, investments and asset management

100% indirectly owned by FIG
Yijia Travel (Hangzhou) Digital Technology Co. Ltd. (“Yijia”)	● A PRC company ● Incorporated on August 2, 2021 ● Registered capital of RMB 5 million ● Engaged in business travel services	35% indirectly owned by FIG
FINE C+ Health (Hangzhou) Technology Limited (“FINE C+ Health”)	● A PRC company ● Incorporated on October 14, 2021 ● Registered capital of RMB 5 million ● Engaged in online medical consultation and traditional Chinese medicine	40% indirectly owned by FIG
FINE C+ Digital Technology (Hangzhou) Limited (“FINE C+ Digital”)

●    A PRC company

●    Incorporated on November 8, 2021

●    Registered capital of RMB 5 million

●    Engaged in lifestyle consumer services including cross-platform clearing and settlement services for consumer reward rights and interests

45% indirectly owned by FIG
Lixin Financial Holdings Group Limited (“Lixin Cayman”)	● A Cayman company ● Incorporated on October 25, 2017 ● A holding company	65.0177% owned by Roan

Name	Background	Ownership
Lixin Financial Holdings (BVI) Limited (“Lixin BVI”)	● A BVI company ● Incorporated on November 29, 2017 ● A holding company	100% owned by Lixin Cayman
Lixin Financial Holdings Group Limited (“Lixin HK”)	● A Hong Kong company ● Incorporated on January 15, 2018 ● A holding company	100% owned by Lixin BVI
Zhejiang Lixin Enterprise Management Group Go., Ltd. (“Zhejiang Lixin”)

●    A PRC limited liability company

●    Incorporated on July 3, 2015

●    Registered capital of $16,162,259 (RMB 101 million) with registered capital fully paid-up

●    Engaged in financial guarantee services and related assessment and management services

99% owned by Lixin HK and 1% owned by FIG
Zhejiang Jing Yu Xin Financing Guarantee Co., Ltd (“Zhejiang Jingyuxin”)

●    A PRC limited liability company

●    Incorporated on January 5, 2013

●    Registered capital of $48,517,261 (RMB 303 million) with registered capital fully paid-up

●    Engaged in financial guarantee services and related assessment and management services

93.4% owned by Zhejiang Lixin
Lixin (Hangzhou) Asset Management Co., Ltd. (“LAM”)

●    A PRC limited liability company

●    Incorporated on March 21, 2017

●    Registered capital of $4,358,565 (RMB 30 million) with $2,905,710 registered capital paid-up

●    Engaged in provision of consulting and assessment services to customers and facilitates financial guarantee services between customers and guarantors

100% owned by Zhejiang Jingyuxin
Lixin Supply Chain Management (Tianjin) Co., Ltd. (“Lixin Supply Chain”)	● A PRC limited liability company ● Incorporated on December 19, 2017 ● Registered capital of $1,513,226 (RMB 10 million) ● Planning for provision of supply chain management service	100% owned by LAM

The Companolidated statements of operations and comprehensive losses also included Feng Hui Ding Xin (Beijing) Financial Consulting Co., Ltd. (“Ding Xin”) and Ding Xin’s 99%-owned subsidiary Zhiyuan Commercial Factoring (Guangzhou) Co., Ltd. (“Zhiyuan”) for the year ended December 31, 2019 and for the period from January 1, 2020 to September 30, 2020 until Ding Xin and Zhiyuan was disposed of and deconsolidated at September 30, 2020.

The Company’s consolidated statements of operations and comprehensive losses also included China Roan Industrial-Financial Holdings Group Co., Ltd. (“Roan HK”) and Roan HK’s 100%-owned subsidiary Xinjiang Feng Hui Jing Kai Direct Lending Ltd. (“Jing Kai”) for the year ended December 31, 2019 and 2020 and for the period from January 1, 2021 to September 30, 2021 until Roan HK and Jing Kai was disposed of and deconsolidated at September 30, 2021.